Corporate transactions	12 Months Ended
Dec. 31, 2018
Corporate transactions
Corporate transactions

D       Other notes

D1     Corporate transactions

D1.1  Gains (losses) on disposal of businesses and corporate transactions

‘(Loss) gain on disposal of businesses and corporate transactions’ comprises the following:

	2018 £m	2017 £m
Loss arising on reinsurance of part of UK shareholder-backed annuity portfolionote (i)	(508)	—
Other transactionsnote (ii)	(80)	223
	(588)	223

Notes

(i)   Loss arising on reinsurance of part of UK shareholder-backed annuity portfolio

In March 2018, M&GPrudential announced the reinsurance of £12.0 billion (as at 31 December 2017) of its shareholder -backed annuity portfolio to Rothesay Life. Under the terms of the agreement, M&GPrudential has reinsured the liabilities to Rothesay Life, which is expected to be followed by a court sanctioned legal transfer, under Part VII of the Financial Services and Markets Act 2000 (Part VII), of most of the portfolio to Rothesay Life by 30 June 2019.

The reinsurance agreement became effective on 14 March 2018. A reinsurance premium of £12,149 million has been recognised within ‘Outward reinsurance premiums’ in the income statement and settled via the transfer of financial investments and other assets to Rothesay Life. After allowing for the recognition of a reinsurance asset and associated changes to policyholder liabilities, a loss of £(508) million was recognised in 2018 in relation to the transaction.

The reinsured annuity business that will be transferred once the Part VII process is complete has been classified as held for sale in these consolidated financial statements in accordance with IFRS 5, ‘Non-current assets held for sale and discontinued operations’.

The assets and liabilities of the M&GPrudential annuity business classified as held for sale on the statement of financial position are as follows:

31 Dec 2018 £m
Assets
Reinsurer's share of insurance contract liabilities	10,502
Other assets (including cash and cash equivalents)	66
Assets held for sale	10,568

Liabilities
Policyholder liabilities	10,502
Other liabilities	66
Liabilities held for sale	10,568

(ii)  Other transactions

Other transaction costs of £80 million incurred by the Group in 2018 primarily relate to additional costs incurred in exiting from the NPH broker-dealer business and costs related to preparation for the previously announced intention to demerge M&GPrudential from Prudential plc, resulting in two separately listed entities.

In 2017, the Group completed its disposal of its Korea life business, realising a gain of £61 million principally as a result of recycling from other comprehensive income cumulative exchange gains of this business. On 15 August 2017, the Group, through its subsidiary National Planning Holdings, Inc. (NPH) sold its US independent broker-dealer network to LPL Financial LLC which realised a gain of £162 million in 2017. Together these two transactions generated a gain on disposal of businesses and corporate transactions of £223 million.

D1.2  Acquisition of TMB Asset Management Co., Ltd. in Thailand

In September 2018, the Group completed its initial acquisition of 65 per cent of TMB Asset Management Co., Ltd. (TMBAM), an asset management company in Thailand, from TMB Bank Public Limited (TMB) for £197 million.

The terms of the sale agreement include a call option exercisable (by the Group) after three years and a put option exercisable (by TMB) after four years which, if exercised, triggers the purchase of the remaining 35 per cent of the business. The put option, in line with IFRS, has been recognised as a financial liability and a reduction in shareholders’ equity of £106 million as of the acquisition date, being the discounted expected consideration payable for the remaining 35 per cent (£109 million as of 31 December 2018).

The fair value of the acquired assets, assumed liabilities and resulting goodwill are shown in the table below:

31 Dec 2018 £m
Assets
Intangible assets	5
Other assets	26
Cash and cash equivalents	2
Total assets	33
Other liabilities	(10)
Non-controlling interests	(7)
Net assets acquired and liabilities assumed	16
Goodwill arising on acquisition*	181
Purchase consideration	197

*      The goodwill on acquisition of £181 million (retranslated to £186 million at 31 December 2018) is mainly attributable to the expected benefits from new customers and synergies. Refer to note C5.1 for changes to the carrying amount of goodwill during the year.

The acquisition of TMBAM contributed £18 million to revenue and £5 million to Asia’s adjusted IFRS operating profit based on longer-term investment returns and profit before tax of the Group for the post-acquisition period from 27 September to 31 December 2018. There is no material impact on the Group’s revenue and profit for 2018 if the acquisition had occurred on 1 January 2018.